RELATED PARTY TRANSACTIONS - Schedule of Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes (Details) - Key management personnel of entity or parent - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share option plans
RELATED PARTY TRANSACTIONS (Details) - Schedule of Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes [Line Items]
At 1 January	£ 0	£ 0	£ 0
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	0	0	0
Exercised/lapsed (includes entitlements of former key management personnel)	0	0	0
31 December	0	0	0
Share plans
RELATED PARTY TRANSACTIONS (Details) - Schedule of Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes [Line Items]
At 1 January	74	117	101
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	29	19	46
Exercised/lapsed (includes entitlements of former key management personnel)	(31)	(62)	(30)
31 December	£ 72	£ 74	£ 117